Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation Plan	SHARE-BASED COMPENSATION PLAN
For the year ended December 31, 2025, the Company recorded share-based compensation expense of $24.0 million ($11.9 million for the year ended December 31, 2024) which is related to the cash-settled awards for continuing operations. For the year ended December 31, 2025, the Company recorded share-based compensation expense of $9.3 million ($6.0 million for the year ended December 31, 2024) which is related to the cash-settled awards for discontinued operations.

The Company's closing share price on December 31, 2025 was $4.44 (December 31, 2024 - $3.70).

The maximum number of common shares issuable under the Share Award Incentive Plan (and any other long-term incentive plans of the Company) shall not exceed 3.8% of the then-issued and outstanding common shares.

Liabilities associated with cash-settled awards are determined based on the fair value of the award at grant date and are subsequently revalued at each period end until the date of settlement. This valuation incorporates the period-end share price, the number of awards outstanding at each period end, and certain management estimates, such as estimated forfeitures and the performance multiplier, if applicable. Share-based compensation expense related to cash-settled awards is recognized in the consolidated statements of income or loss and comprehensive income or loss over the relevant service period with a corresponding increase or decrease in share-based compensation liability. Classification of the associated short-term and long-term liabilities is dependent on the expected payout dates of the individual awards.

Share Award Incentive Plan

The Company has a full-value award plan (the "Share Award Incentive Plan") pursuant to which restricted awards and performance awards (collectively, "Share Awards") may be granted to directors, officers and employees of the Company and its subsidiaries. Pursuant to the Share Award Incentive Plan, Baytex has the option to settle amounts payable related to Share Awards in cash on the settlement date.

A restricted award entitles the holder of each award to receive one common share of Baytex per restricted award or the equivalent cash value at the time of vesting. A performance award entitles the holder of each award to receive between zero and two common shares per performance award or the cash equivalent value on vesting; the number of common shares issued is determined by a performance multiplier. The multiplier can range between zero and two and is calculated based on a number of factors determined and approved by the Board of Directors on an annual basis. The multiplier is dependent on the performance of the Company relative to predefined corporate performance measures for a particular period. The number of Share Awards is adjusted to account for the payment of dividends from the grant date to the applicable issue date. The Share Awards vest in equal tranches on the first, second and third anniversaries of the grant date and are expensed over the vesting period using the graded vesting method. The cumulative expense is recognized at fair value at each period end and is included in share-based compensation liability.

The weighted average fair value of Share Awards granted during the year ended December 31, 2025 was $2.92 per restricted and performance award ($4.24 for the year ended December 31, 2024).
Incentive Award Plan

Baytex has an Incentive Award Plan whereby the participants of the plan are entitled to receive a cash payment equal to the value of one Baytex common share per incentive award at the time of vesting. The incentive awards vest in equal tranches on the first, second and third anniversaries of the grant date and are expensed over the vesting period using the graded vesting method. The cumulative expense is recognized at fair value at each period end and is included in share-based compensation liability.

The weighted average fair value of share awards granted during the year ended December 31, 2025 was $2.93 per incentive award ($4.34 for the year ended December 31, 2024).

Deferred Share Unit Plan ("DSU Plan")

Baytex has a DSU Plan whereby each independent director of Baytex is entitled to receive a cash payment equal to the value of one Baytex common share per DSU award on the date at which they cease to be a member of the Board. The awards vest immediately upon being granted and are expensed in full on the grant date. The units are recognized at fair value at each period end and are included in share-based compensation liability.

The weighted average fair value of share awards granted during the year ended December 31, 2025 was $2.88 per DSU award ($4.46 for the year ended December 31, 2024).

The number of awards outstanding is detailed below:

(000s)	Restricted awards	Performance awards	Incentive awards	Director Share Units	Total
Balance, December 31, 2023	2,279	3,355	4,483	1,245	11,362
Granted	13	2,416	3,671	335	6,435
Added by performance factor	—	524	—	—	524
Vested	(1,457)	(2,449)	(2,577)	(162)	(6,645)
Forfeited	(9)	(364)	(302)	—	(675)
Balance, December 31, 2024	826	3,482	5,275	1,418	11,001
Granted	5	3,905	5,927	528	10,365
Forfeited by performance factor	—	(243)	—	—	(243)
Vested	(804)	(2,113)	(3,798)	—	(6,715)
Forfeited	(4)	(191)	(1,952)	—	(2,147)
Balance, December 31, 2025	23	4,840	5,452	1,946	12,261